ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS [Abstract]
ACQUISITIONS

(3) ACQUISITIONS

Holsun

On December 31, 2012, the Group acquired the hotel reservation and air ticketing businesses of a PRC-based travel agency, Beijing Holiday Sunshine Travel Co., Ltd. (“Holsun”), which the Group expected to complement its existing business. The Group did not acquire any equity interest in Holsun. The initial purchase consideration was RMB19,300,000, of which RMB6,000,000 and RMB13,300,000 were paid in 2012 and 2013, respectively. The remaining cash consideration, which had an upper limit of RMB9,000,000, was contingent upon the performance of the acquired business in 2013. In “accrued expenses and other current liabilities” in the Group's consolidated balance sheets as of December 31, 2012, the Group estimated and recognized a liability for the contingent consideration of RMB6,900,334. In “accrued expenses and other current liabilities” in the consolidated balance sheets as of December 31, 2013, the Group increased the fair value of the contingent consideration to RMB8,083,545, and recognized the difference of RMB1,183,211 in “other income (expense)” in the consolidated statement of comprehensive income for the year ended December 31, 2013. For the year ended December 31, 2014, the Group settled the contingent liability with RMB7,421,246 of cash, RMB400,000 of cooperation deposit reclassification, and RMB165,339 of reversed accrued loyalty points and recognized RMB96,600 of income in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2014.

The following table summarizes the allocation of the purchase price for this 2012 acquisition, which was adjusted in 2013 due to new information becoming available. The adjustments of fair value of indemnification asset and intangible assets with definite lives resulted in the corresponding adjustment of goodwill.

Fair value
RMB
Indemnification asset	371,000
Intangible assets with definite lives	9,480,000
Goodwill	16,720,334
Total purchase consideration	26,571,334

 Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Holsun's business. The fair value of intangible assets measured by the income approach and major components of intangible assets associated with the Holsun acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	6,580,000	3 years
Customer list	2,900,000	5 years
Intangible assets with definite lives	9,480,000

The results of operation of Holsun were not significant and have been included in the consolidated financial statements since the acquisition date. Neither the results of operations since the acquisition date nor pro forma results of operations of Holsun were presented because the effects of Holsun were not material to the Group's consolidated financial statements.

2013 Acquired Company

On November 21, 2013, the Group acquired a 51.6% controlling interest in a PRC-based software company (“2013 Acquired Company”). The total consideration was RMB18,750,000, of which RMB5,000,000 was paid to selling shareholders of 2013 Acquired Company for a 25% equity interest and RMB13,750,000 was injected into 2013 Acquired Company to acquire an additional 26.6% equity interest. The following table summarizes the allocation of the purchase price for the acquisition.

Fair value
RMB
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

The fair value of noncontrolling interests was measured proportionally based on the Group's purchase price of 51.6% of 2013 Acquired Company's interests, taking into consideration of noncontrolling interests discount.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of 2013 Acquired Company's business. The fair value of intangible assets was measured by income approach and the major components of intangible assets associated with the 2013 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854

The results of operation of 2013 Acquired Company were not significant and have been included in the consolidated financial statements since the acquisition date. The net loss proportionally taken by the 48.4% noncontrolling shareholders was recorded in “net loss attributable to noncontrolling interests” in the consolidated statements of comprehensive income/(loss). Neither the results of operations since the acquisition date nor pro forma results of operations of 2013 Acquired Company were presented because the effects of 2013 Acquired Company were not material to the Group's consolidated financial statements.

2014 Acquired Company (previously referred to as 2012 Second Affiliate Company)

In 2012, the Group acquired a 35% equity interest in 2014 Acquired Company for consideration of RMB30,926,154 (for which the Group paid RMB24,642,154, RMB1,428,000 and RMB4,856,000 as of December 31, 2012, 2013 and 2014, respectively). The Group recorded unpaid consideration of RMB4,856,000 and Nil in “accrued expenses and other current liabilities” in the consolidated balance sheets as of December 31, 2013 and 2014, respectively. In 2014, the Group acquired an additional 21% equity interest in 2014 Acquired Company, as well as an option from a selling shareholder to repurchase her remaining equity interest at fair value in the event of any disagreement with respect to her participation rights, for total consideration of RMB60,000,000. The option was not recognized in the consolidated balance sheets as it was not legally detachable, separately exercisable, and net settleable. In 2014, the Group settled RMB52,092,771 of the purchase consideration in cash. In “accrued expenses and other current liabilities” in the consolidated balance sheet as of December 31, 2014, the Group also recognized a liability for the unpaid consideration of RMB7,907,229. The following tables summarize the allocation of the purchase price for the acquisition.

Allocation of the purchase price for the acquisition was as follows:

Fair value
RMB
Accounts receivable, net	113,783,547
Other current assets	93,492,599
Non-current assets	5,442,860
Accounts payable	(154,282,913)
Accrued expenses and other current liabilities	(29,795,504)
Intangible asset with definite lives	76,690,000
Deferred tax liabilities	(19,172,500)
Total fair value of net assets acquired (a)	86,158,089

Purchase consideration in 2014 (b)	60,000,000
Investment in non-consolidated affiliates (c)	34,674,235
Gain on investment in non-consolidated affiliates after control (d)	17,049,903
Non controlling interest (e)	65,024,631
Goodwill (b+c+d+e-a)	90,590,680

The non-controlling interest was initially recorded at fair value on the acquisition date. The fair value of the non-controlling interests is estimated using the income approach. As 2014 Acquired Company is a private company, the fair value measurement is based on significant inputs that are not observable in the market. The fair value estimates are based on significant inputs that market participants would consider when estimating equity fair value of the same industry, which include (a) discount rate, (b) projected terminal value, (c) financial multiples of companies in the same industry as 2014 Acquired Company and (d) adjustments for lack of control or lack of marketability.

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition. The expected synergies relate to enhancing the Group's position in the hotel reservation sector, including through the provision of additional hotel products and distribution channels, and ability to realize greater value for customers.

The fair value of the Group's pre-existing investment in non-consolidated affiliates was measured proportionally based on the Group's purchase price in 2014 Acquired Company, taking into consideration noncontrolling interests discount. Gain on investment in non-consolidated affiliates after the Group acquired controlling interests was included in “net loss on equity method investments” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2014.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of 2014 Acquired Company's business. The fair value of intangible assets was measured using the income approach, and the major components of intangible assets associated with the 2014 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	76,690,000	5 years

Net revenues and net loss attributable to eLong, Inc. from 2014 Acquired Company included in the Group's consolidated statements of comprehensive income/(loss) from the acquisition date to December 31, 2014 were RMB31,067,836 and RMB4,310,212, respectively. Net loss attributable to the 44% non-controlling shareholders was recorded in “net loss attributable to noncontrolling interests” in the consolidated statements of comprehensive income/(loss).

The following unaudited pro forma consolidated financial information for the years ended December 31, 2013 and 2014 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the dates indicated.

	December 31,
	2013	2014
	RMB	RMB
Net revenues	211,277,523	215,068,193
Net loss attributable to eLong, Inc.	2,602,191	8,079,150

These pro forma amounts have been derived after applying the Group's accounting policies and adjusting the results of 2014 Acquired Company to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2013 and January 1, 2014 respectively.